Cover Page	May 24, 2025
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 24, 2025
Entity Registrant Name	NORTHANN CORP.
Entity Central Index Key	0001923780
Entity Incorporation, State or Country Code	NV
Entity File Number	000-56051
Entity Tax Identification Number	82-2911016
Entity Address, Address Line One	2251 Catawba River Rd
Entity Address, City or Town	Fort Lawn
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29714
City Area Code	916
Local Phone Number	573 3803
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	NCL
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On May 27, 2025, Northann Corp. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) to report the dismissal of WWC, P.C. (“WWC”) as the Company’s independent registered public accounting firm on May 24, 2025, and related matters under Item 4.01 of Form 8-K. The Company hereby amends the Original Report by filing this Amendment No. 1 on Form 8-K/A to include disclosures regarding the appointment of new independent registered auditors of the Company, as required under Item 4.01(b).